Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.17539%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,700,026.30

Principal:
Principal Collections	$13,274,234.36
Prepayments in Full	$6,835,247.77
Liquidation Proceeds	$316,946.25
Recoveries	$78,353.90
Sub Total	$20,504,782.28
Collections	$22,204,808.58

Purchase Amounts:
Purchase Amounts Related to Principal	$337,985.25
Purchase Amounts Related to Interest	$3,132.81
Sub Total	$341,118.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,545,926.64

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,545,926.64
Servicing Fee	$296,333.40	$296,333.40	$0.00	$0.00	$22,249,593.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,249,593.24
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,249,593.24
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,249,593.24
Interest - Class A-3 Notes	$796,292.21	$796,292.21	$0.00	$0.00	$21,453,301.03
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$21,167,363.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,167,363.53
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$20,972,266.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,972,266.53
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$20,832,657.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,832,657.36
Regular Principal Payment	$19,142,728.20	$19,142,728.20	$0.00	$0.00	$1,689,929.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,689,929.16
Residual Released to Depositor	$0.00	$1,689,929.16	$0.00	$0.00	$0.00
Total		$22,545,926.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,142,728.20
Total					$19,142,728.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,142,728.20	$41.50	$796,292.21	$1.73	$19,939,020.41	$43.23
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$19,142,728.20	$14.55	$1,416,935.88	$1.08	$20,559,664.08	$15.63

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$172,793,970.60	0.3746211	$153,651,242.40	0.3331192
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$301,073,970.60	0.2288179	$281,931,242.40	0.2142693

Pool Information
Weighted Average APR	5.761%	5.794%
Weighted Average Remaining Term	32.78	32.10
Number of Receivables Outstanding	17,328	16,474
Pool Balance	$355,600,079.23	$334,489,324.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$329,434,264.40	$309,974,874.87
Pool Factor	0.2463662	0.2317403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$24,514,449.15
Targeted Overcollateralization Amount	$52,558,081.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,558,081.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$346,341.58
(Recoveries)		74	$78,353.90
Net Loss for Current Collection Period			$267,987.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9043%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1821%
Second Prior Collection Period			0.5588%
Prior Collection Period			1.1007%
Current Collection Period			0.9320%
Four Month Average (Current and Prior Three Collection Periods)			0.9434%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,197	$12,351,248.80
(Cumulative Recoveries)			$1,803,279.84
Cumulative Net Loss for All Collection Periods			$10,547,968.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7308%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,621.87
Average Net Loss for Receivables that have experienced a Realized Loss			$4,801.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	176	$5,312,351.14
61-90 Days Delinquent	0.27%	30	$918,024.40
91-120 Days Delinquent	0.06%	7	$197,575.43
Over 120 Days Delinquent	0.17%	18	$575,641.51
Total Delinquent Receivables	2.09%	231	$7,003,592.48

Repossession Inventory:
Repossessed in the Current Collection Period		17	$625,445.60
Total Repossessed Inventory		28	$1,045,695.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3180%
Prior Collection Period			0.3232%
Current Collection Period			0.3339%
Three Month Average			0.3250%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5056%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$2,120,620.48
2 Months Extended	102	$3,227,515.76
3+ Months Extended	15	$434,728.52

Total Receivables Extended	184	$5,782,864.76
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer